Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jul. 31, 2020	Jan. 31, 2020	Nov. 19, 2019	Sep. 30, 2019	Nov. 30, 2019	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Financial guarantee liability							$ 182,200	$ 0
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment	$ 45,293						67,939
Chief Executive Officer [Member]
Statement [Line Items]
Issuance of stock options				600,000
Claim amount termination of employment						$ 1,000,000
Bio V Pharma Inc [Member]
Statement [Line Items]
Claim amount for premises sub-leased			$ 395,000
GSB [Member]
Statement [Line Items]
Non-brokered private placements					$ 15,000,000
Settlement of legal claims		$ 120,000					$ 120,000
Claim amount for finders fee					$ 600,000